Business Segment And Geographic Information	12 Months Ended
Mar. 31, 2011
Business Segment And Geographic Information [Abstract]
Business Segment And Geographic Information

16. Business Segment and Geographic Information

     Prior to April 1, 2011, the Company reported its financial results in two reportable business segments: AMSC Power Systems and AMSC Superconductors.

     AMSC Power Systems produces a broad range of products to increase electrical grid capacity and reliability; supplies electrical systems used in wind turbines; sells power electronic products that regulate wind farm voltage to enable their interconnection to the power grid; licenses proprietary wind turbine designs to manufacturers of such systems; provides consulting services to the wind industry; and offers products that enhance power quality for industrial operations.

     AMSC Superconductors focuses on manufacturing HTS wire and coils; designs and develops superconductor products, such as power cables, fault current limiters and motors; and manages large-scale superconductor projects.

The operating results for the two business segments are as follows (in thousands):

	For the fiscal years ended March 31,
Revenues	2011	2010	2009
AMSC Power Systems	$276,440	$304,276	$168,008
AMSC Superconductors	10,163	11,679	14,747
Total	$286,603	$315,955	$182,755

	For the fiscal years ended March 31,
Operating income (loss)	2011	2010	2009
AMSC Power Systems	$(138,490)	$77,604	$26,492
AMSC Superconductors	(25,911)	(24,432)	(23,655)
Unallocated corporate expenses	(13,582)	(14,511)	(11,033)
Total	$(177,983)	$38,661	$(8,196)

Total business segments assets are as follows (in thousands):

	March 31,
	2011	2010
AMSC Power Systems	$97,885	$179,873
AMSC Superconductors	66,422	32,978
Corporate assets	276,902	187,333

	March 31,
	2011	2010

Total	$441,209	$400,184

     The accounting policies of the business segments are the same as those for the consolidated Company. Certain corporate expenses which the Company does not believe are specifically attributable or allocable to either of the two business segments have been excluded from the segment operating income.

     Unallocated corporate expenses include stock-based compensation expense of $13.4 million, $13.5 million and $9.7 million for the fiscal years ended March 31, 2011, 2010 and 2009, respectively. For the fiscal years ended March 31, 2010 and 2009, unallocated corporate expenses also included $0.5 million and $1.0 million, respectively, of restructuring charges related primarily to the closure of the Company's Westborough, Massachusetts facility.

Geographic information about revenue, based on shipments to customers by region, is as follows (in thousands):

	For the fiscal years ended March 31,
	2011	2010	2009
U.S	$18,642	$40,750	$29,826
Other North America	6,670	4,434	6,256
Europe	10,289	14,755	5,123
Asia-Pacific	251,002	256,016	141,550
Total	$286,603	$315,955	$182,755

     In the fiscal year ended March 31, 2011, 2010 and 2009, 93%, 87% and 84% of the Company's revenues, respectively, were recognized from sales outside the United States. Of the revenue recognized from customers outside the United States, 82%, 88% and 86% were recognized from customers in China in the fiscal years ended March 31, 2011, 2010 and 2009, respectively. The Company maintains operations in Austria, China and the United States and sales and service support centers around the world.

     For the fiscal years ended March 31, 2011, 2010 and 2009, the Company had one customer, Sinovel, which represented approximately 68%, 70% and 67% of total revenue, respectively. As of March 31, 2011 and 2010, Sinovel represented 0% and 61% of the total accounts receivable balance, respectively.

Geographic information about property, plant and equipment associated with particular regions is as follows (in thousands):

	March 31,
	2011	2010
U.S and other North America	$86,971	$58,538
Europe	5,895	3,602
Asia-Pacific	3,628	2,175
Total	$96,494	$64,315

     In order to more effectively increase and diversify its revenues, as of April 1, 2011, the Company resegmented its business into two new market-facing business segments: Wind and Grid. The Company believes that this more market-centric structure will enable it to more effectively anticipate and meet the needs of its core wind turbine manufacturing, power generation project development and electric utility customers. Through March 31, 2011, the Company continued to report on the AMSC Power Systems and AMSC Superconductors business segments.